                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

      SUPPLEMENT DATED FEBRUARY 11, 2008 TO PROSPECTUSES DATED MAY 1, 2007

This Supplement is intended to supplement annuity prospectuses dated May 1, 2007 for VENTURE(R) VARIABLE ANNUITY, VENTURE(R) VANTAGE VARIABLE ANNUITY, VENTURE(R) III VARIABLE ANNUITY, VENTURE(R) VISION VARIABLE ANNUITY, AND VENTURE(R) STRATEGY Contracts issued before May 1, 2007 by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the "Contracts"). We call each of these prospectuses an "Annuity Prospectus."

--------------------------------------------------------------------------------
You should read this Supplement together with the Annuity Prospectus for the Contract you purchased and the Funds' prospectus, and retain all documents for future reference. If you would like another copy of either prospectus, please contact our Annuities Service Office at 1-800-344-1029, or in New York State, 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com.
--------------------------------------------------------------------------------

This Supplement describes: (1) changes to the subadvisers of the underlying Dynamic Growth Trust, International Value Trust, and U.S. Global Leaders Growth Trust that correspond to the Variable Investment Options described in the Annuity Prospectuses; (2) proposals to merge the Dynamic Growth Trust into the Mid Cap Stock Trust, the Quantitative Mid Cap Trust into the Mid Cap Index Trust, the U.S. Global Leaders Growth Trust into the Blue Chip Growth Trust; and
(3) an expense cap limitation for U.S. Global Leaders Growth Trust.

           ---------------------------------------------------------

PROPOSED MERGER OF DYNAMIC GROWTH TRUST INTO MID CAP STOCK TRUST

At a meeting held on December 13-14, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization (the "Plan") pursuant to which the Dynamic Growth Trust will be merged into the Mid Cap Stock Trust. The Plan requires the approval of the shareholders of the Dynamic Growth Trust, and a shareholders meeting to approve the Plan has been scheduled for April 14, 2008. If the Plan is approved by shareholders, it is expected that the merger will take place immediately after the close of business on April 25, 2008.

SUBADVISER CHANGE FOR DYNAMIC GROWTH TRUST

At the December 13-14, 2007 Board of Trustees meeting, the Board approved changing the subadviser for the Dynamic Growth Trust from Deutsche Investment Management Americas Inc. to Wellington Management Company, LLP ("Wellington"), effective as of the time the net asset value was determined on December 14, 2007. The new subadvisory agreement with Wellington will not result in any change in the level or scope of subadvisory services provided to the Fund or in advisory rates. As a result, the selected disclosure in the section entitled "The Funds" is amended to list the new subadviser as follows:

                               JOHN HANCOCK TRUST
We show the Fund's manager (i.e., subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.
The Funds available may be restricted if you purchase a guaranteed minimum withdrawal benefit Rider (See Optional Benefits).

WELLINGTON MANAGEMENT COMPANY LLP

     Dynamic Growth Trust   Seeks long-term growth of capital. To do this, the
                            Fund invests at least 80% of its net assets in stocks and other equity securities of medium-sized
                            U.S. companies with strong growth potential.

AMENDMENT OF SUBADVISORY AGREEMENT FOR INTERNATIONAL VALUE TRUST

At a meeting held on December 13-14, 2007, the Board of Trustees approved the sub-subadvisory agreement between Templeton Investment Counsel, LLC and Templeton Global Advisors Limited ("Templeton") appointing Templeton as a sub-subadviser to the International Value Trust. The portfolio managers responsible for the day-to-day management of the Fund remain the same. As a result, the selected disclosure in the section entitled "The Funds" is amended to list the new sub-subadviser as follows:

                               JOHN HANCOCK TRUST
We show the Fund's manager (i.e., subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.
The Funds available may be restricted if you purchase a guaranteed minimum withdrawal benefit Rider (See Optional Benefits).

TEMPLETON GLOBAL ADVISORS LIMITED

     International Value Trust      Seeks long-term growth of capital. To do
                                    this, the Fund invests at least 65% of its total assets in equity securities of companies located outside the U.S., including in emerging markets, and generally up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.

                                    The Fund is sub-subadvised by Templeton
                                    Global Advisors Limited under an agreement with Templeton Investment Counsel, LLC.


PROPOSED MERGER OF QUANTITATIVE MID CAP TRUST INTO MID CAP INDEX TRUST

At a meeting held on December 13-14, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization (the "Plan") pursuant to which the Quantitative Mid Cap Trust will be merged into the Mid Cap Index Trust. The Plan requires the approval of the shareholders of the Quantitative Mid Cap Trust, and a shareholders meeting to approve the Plan has been scheduled for April 14, 2008. If the Plan is approved by shareholders, it is expected that the merger will take place immediately after the close of business on April 25, 2008.

PROPOSED MERGER OF U.S. GLOBAL LEADERS GROWTH TRUST INTO BLUE CHIP GROWTH TRUST

At a meeting held on December 13-14, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization (the "Plan") pursuant to which the U.S. Global Leaders Growth Trust will be merged into the Blue Chip Growth Trust. The Plan requires the approval of the shareholders of the U.S. Global Leaders Growth Trust, and a shareholders meeting to approve the Plan has been scheduled for April 14, 2008. If the Plan is approved by shareholders, it is expected that the merger will take place immediately after the close of business on April 25, 2008.

SUBADVISER CHANGE FOR U.S. GLOBAL LEADERS GROWTH TRUST

At the December 13-14, 2007 Board of Trustees meeting, the Board approved changing the subadviser for the U.S. Global Leaders Growth Trust from Sustainable Growth Advisers, L.P. to T. Rowe Price Associates, Inc. ("T. Rowe Price"), effective as of the time the net asset value was determined on January 17, 2008. The new subadvisory agreement with T. Rowe Price will not result in any change in the level or scope of subadvisory services provided to the Fund or in advisory fee rates. As a result, the selected disclosure in the section entitled "The Funds" is amended to list the new subadviser as follows:

                               JOHN HANCOCK TRUST
We show the Fund's manager (i.e., subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.
The Funds available may be restricted if you purchase a guaranteed minimum withdrawal benefit Rider (See Optional Benefits).

T. ROWE PRICE ASSOCIATES, INC.

     U.S. Global Leaders Growth   Seeks long-term growth of capital. To do this,
     Trust                        the Fund invests least 80% of its net assets
                                  in stocks of companies determined to have a high degree of predictability and above average sustainable long-term growth.

VOLUNTARY EXPENSE CAP FOR U.S. GLOBAL LEADERS GROWTH TRUST

Effective January 1, 2008, the Adviser has agreed to reduce its advisory fee for a class of shares of the U.S. Global Leaders Growth Trust in an amount equal to the amount by which the Expenses of such class of the U.S. Global Leaders Growth Trust exceed the Expense Limit set forth below and, if necessary, to remit to that class of the U.S. Global Leaders Growth Trust an amount necessary to ensure that such Expenses do not exceed that Expense Limit. "Expenses" means all the expenses of a class of the U.S. Global Leaders Growth Trust excluding: (a) Rule 12b-1 fees, (b) taxes, (c) portfolio brokerage commissions, (d) interest, and
(e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of the U.S. Global Leaders Growth Trust.

Expense Limit (as a percentage of the average annual net assets of the U.S. Global Leaders Growth Trust attributable to the class): 0.71%.

This expense limitation will continue in effect unless otherwise terminated by the Adviser upon notice to JHT. This voluntary expense limitation may be terminated at any time.


You bear the investment risk of any Fund you choose as a Variable Investment Option for your Contract. You can find a full description of each Fund, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Fund in the prospectus for that Fund. YOU CAN OBTAIN A COPY OF THE FUND'S PROSPECTUS, WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE OFFICE AT 1-800-344-1029 OR IN NEW YORK STATE AT 1-800-551-2078. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.




                                                     333-71072        033-79112
                                                     333-70728        033-46217
                                                     333-70730        333-83558
                                                     333-70850        333-61283
                                                     333-71074
                                                     333-70864



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